Revision	12 Months Ended
Dec. 31, 2021
Accounting Changes and Error Corrections [Abstract]
Revision	REVISION
Revision to December 31, 2020 and December 31, 2019 Financial Information
In addition to the restatement discussed above, the Company revised the previously issued 2020 and 2019 audited consolidated financial statements within this note because correcting the accumulated errors in 2021 could have resulted in a material misstatement of the 2021 financial statements.
The following table sets forth the effects of the revision on the affected line items within the Company’s previously reported Consolidated Balance Sheet as of December 30, 2020 (dollars in thousands):

	December 31, 2020
	As Previously Reported	Adjustments	As Revised
Assets
Current assets:
Cash, cash equivalents and restricted cash	$33,807	$—	$33,807
Accounts receivable, net of unpaid service provider costs 1	76,709	(9,356)	67,353
Inventory	922	—	922
Prepaid expenses and other current assets	8,937	—	8,937

Total current assets	120,375	(9,356)	111,019
Property and equipment, net	38,126	—	38,126
Goodwill	234,328	—	234,328
Payor relationships, net	189,570	—	189,570
Other intangibles, net	36,785	—	36,785
Other assets	4,362	—	4,362

Total assets	$623,546	$(9,356)	$614,190
Liabilities and stockholders’ equity / members’ capital
Current liabilities:
Current portion of notes payable	$4,800	$—	$4,800

Current portion of equipment loans	314	—	314
Current portion of finance lease liabilities	876	—	876
Current portion of contingent consideration	—	—	—
Accounts payable and accrued expenses 2	33,180	(1,810)	31,370
Deferred revenue	988	—	988

1	Reflects a reduction to accounts receivable and capitated revenue as a result of the reduced MRA estimate.
2	Reflects reductions to accounts payable and accrued expenses and direct patient costs as a result of the decrease in estimated provider payments corresponding to the reduced MRA estimate.

Current portions due to sellers 3	27,129	(575)	26,554
Current portion of operating lease liabilities	—	—	—
Other current liabilities 4	1,333	945	2,278

Total current liabilities	68,620	(1,440)	67,180
Notes payable, net of current portion and debt issuance costs	456,745	—	456,745
Equipment loans, net of current portion	873	—	873
Long term portion of finance lease liabilities	1,580	—	1,580
Deferred revenue, net of current portion	4,277	—	4,277
Due to sellers, net of current portion	13,976	—	13,976
Contingent consideration	5,172	—	5,172
Other liabilities	11,651	—	14,762

Total liabilities	566,005	(1,440)	564,565
Stockholders’ Equity / Members’ Capital
Members’ capital	157,591	—	157,591
Accumulated deficit	(99,916)	(7,916)	(107,832)
Notes receivable, related parties	(134)	—	(134)

Total member’s capital	57,541	(7,916)	49,625

Total liabilities and members’ Capital	$623,546	$(9,356)	$614,190

3	Corrects the accrual for compensation-related costs due to sellers of acquired businesses recorded in transaction costs and other.
4	Reflects a reclassification from accounts receivable, net of unpaid service provider costs for plans that are in a net deficit position to other current liabilities.

The following table sets forth the effects of the revision on the affected line items within the Company’s previously reported Consolidated Statements of Operations for the year ended December 30, 2020 and December 31, 2019 (dollars in thousands):

	December 31, 2020			December 31, 2019
	As Previously Reported	Adjustments	As Revised	As Previously Reported	Adjustments	As Revised
Revenue:
Capitated revenue 1	$794,164	$2,209	$796,373	$343,903	$(3,002)	$340,901
Fee-for-service and other revenue	35,203	—	35,203	20,483		20,483

Total revenue	829,367	2,209	831,576	364,386	(3,002)	361,384
Operating expenses:
Third-party medical costs	564,987	—	564,987	241,089	1,483	242,572
Direct patient expense 2	102,284	(926)	101,358	43,020	(920)	42,100
Selling, general and administrative expenses	103,962	—	103,962	59,148		59,148
Depreciation and amortization expense	18,499	—	18,499	6,822		6,822
Transaction costs and other 3	43,520	(575)	42,945	17,583		17,583
Change in fair value of contingent consideration	65	—	65	2,845		2,845

Total operating expenses	833,317	(1,501)	831,816	370,507	563	371,070
Income (loss) from operations	(3,950)	3,710	(240)	(6,121)	(3,565)	(9,686)
Other income and expense:
Interest expense	(34,002)	—	(34,002)	(10,163)	—	(10,163)
Interest income	320	—	320	319	—	319
Loss on extinguishment of debt	(23,277)	—	(23,277)	—	—	—
Change in fair value of embedded derivative	(12,764)	—	(12,764)	—	—	—
Change in fair value of warrant liabilities	—	—	—	—	—	—
Other income (expense)	(450)	—	(450)	(250)	—	(250)

Total other income (expense)	(70,173)	—	(70,173)	(10,094)	—	(10,094)

Net loss before income tax benefit (expense)	(74,123)	3,710	(70,413)	(16,215)	(3,565)	(19,780)
Income tax expense (benefit)	651	—	651	—	—	—

Net income (loss)	$(74,774)	$3,710	$(71,064)	$(16,215)	$(3,565)	$(19,780)

1	Reflects a decrease to capitated revenue and accounts receivable as a result of the reduced MRA.
2	Reflects reductions to direct patient expense and accounts payable and accrued expenses as a result of the decrease in estimated provider payments corresponding to the reduced MRA estimate.
3	Corrects compensation-related costs due to sellers of acquired businesses with a corresponding increase in additional paid in capital.
The following table sets forth the effects of the revision on the affected line items within the Company’s previously reported Consolidated Statements of Cash Flows for the years ended December 30, 2020 and December 31, 2019 (dollars in thousands):

	2020			2019
	As Previously Reported	Adjustments	As Revised	As Previously Reported	Adjustments	As Revised
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss 1	$(74,774)	$3,710	$(71,064)	$(16,215)	$(3,565)	$(19,780)
Equity-based compensation	528	—	528	182	—	182
Accounts receivable, net 2	(27,500)	(2,809)	(30,309)	(21,779)	4,139	(17,640)
Prepaid expenses and other current assets	(5,152)	—	(5,152)	(2,086)	—	(2,086)
Accounts payable and accrued expenses 3	28,250	(925)	27,325	11,250	(920)	10,330
Other liabilities 4	2,486	24	2,510	2,279	346	2,625

Net cash used in operating activities	(9,235)	—	(9,235)	(15,465)	—	(15,465)

CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities	(268,366)	—	(268,366)	(90,784)		(90,784)

CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities	282,216	—	282,216	132,038	—	132,038

Net increase (decrease) in cash, cash equivalents and restricted cash	4,615		4,615	25,789		25,789
Cash, cash equivalents and restricted cash at beginning of year	29,192		29,192	3,403		3,403

Cash, cash equivalents and restricted cash at end of period	$33,807		$33,807	$29,192		$29,192

1	Reflects the cumulative impact on net loss of the adjustments detailed within the statement of operations.

2	Reflects changes to accounts receivable as a result of the reduced MRA estimate.

3	Reflects changes to accounts payable and accrued expenses as a result of the change in estimated provider payments corresponding to the reduced MRA estimate.

4
Reflects a reclassification from accounts receivable, net of unpaid service provider costs for plans that are in a net deficit position and corrects accrual for compensation-related costs due to sellers of acquired businesses.